UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21906
                                      ------------------------------------------

                       Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell

                   2455 Corporate West Drive, Lisle, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (630) 505-3700
                                                     --------------

Date of fiscal year end: May 31
                         --------------------

Date of reporting period: February 28, 2010

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
         Attached hereto.

LVL | CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)


NUMBER
OF
SHARES   DESCRIPTION                                                       VALUE
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS - 99.8%
         COMMON STOCKS  - 88.6%
         AUSTRALIA - 3.1%
   233   ASX Ltd.                                                   $      7,607
   696   Bank of Queensland Ltd.                                           6,775
66,275   TABCORP Holdings Ltd.                                           401,794
                                                                    ------------
                                                                         416,176
                                                                    ------------
         AUSTRIA - 3.0%
15,162   Oesterreichische Post AG                                        411,969
                                                                    ------------

         BELGIUM - 3.3%
11,476   Belgacom SA                                                     430,607
   112   Mobistar SA                                                       6,638
    69   Solvay SA                                                         6,613
                                                                    ------------
                                                                         443,858
                                                                    ------------
         BERMUDA - 2.8%
12,979   Nordic American Tanker Shipping                                 377,170
                                                                    ------------

         CANADA - 6.1%
   593   Brookfield Properties Corp.                                       8,275
11,560   Crescent Point Energy Corp.                                     426,548
   182   IGM Financial, Inc.                                               7,404
12,894   Manitoba Telecom Services, Inc.                                 388,424
   231   TELUS Corp.                                                       7,236
                                                                    ------------
                                                                         837,887
                                                                    ------------
         CHILE - 0.1%
   433   Lan Airlines SA, ADR                                              7,703
                                                                    ------------

         CHINA - 0.1%
   500   Hang Seng Bank Ltd.                                               7,310
 1,500   Hongkong Electric Holdings Ltd.                                   8,395
                                                                    ------------
                                                                          15,705
                                                                    ------------
         FINLAND - 3.2%
   271   Fortum OYJ                                                        6,920
19,261   Orion OYJ - Class B                                             428,190
   292   Sampo OYJ - Class A                                               7,093
                                                                    ------------
                                                                         442,203
                                                                    ------------
         FRANCE - 0.3%
   134   Bouygues SA                                                       6,181
   266   M6-Metropole Television                                           6,596
    88   Neopost SA                                                        7,154
   184   Nexity                                                            6,771
   120   Total SA                                                          6,711
    39   Vallourec SA                                                      7,470
                                                                    ------------
                                                                          40,883
                                                                    ------------
         GERMANY - 2.8%
   123   BASF SE                                                           6,922
 4,379   RWE AG                                                          372,186
                                                                    ------------
                                                                         379,108
                                                                    ------------
         ISRAEL - 9.7%
13,370   Cellcom Israel Ltd.                                             455,650
   517   Israel Chemicals Ltd.                                             6,293
13,403   Koor Industries Ltd.                                            361,457
21,285   Partner Communications Co. Ltd.                                 492,904
                                                                    ------------
                                                                       1,316,304
                                                                    ------------
         ITALY - 8.7%
41,642   ACEA SpA                                                        424,227
72,447   Enel SpA                                                        393,743
16,252   ENI SpA                                                         367,508
   867   Mediaset SpA                                                      6,579
     0   Mediobanca SpA (a)                                                    5
                                                                    ------------
                                                                       1,192,062
                                                                    ------------
         JAPAN - 3.2%
 1,600   Nintendo Co. Ltd.                                               435,177
                                                                    ------------

         NETHERLANDS - 2.3%
38,428   Koninklijke BAM Groep NV                                        305,007
   182   Koninklijke Boskalis Westminster NV                               5,870
                                                                    ------------
                                                                         310,877
                                                                    ------------
         PHILIPPINES - 0.1%
   130   Philippine Long Distance Telephone Co.                            7,328
                                                                    ------------

         PORTUGAL - 2.8%
   691   Brisa Auto-Estradas de Portugal SA                                5,550
35,835   Portugal Telecom SGPS SA                                        378,028
                                                                    ------------
                                                                         383,578
                                                                    ------------
         RUSSIA - 0.1%
   149   Mobile Telesystems OJSC, ADR                                      7,800
                                                                    ------------

         SOUTH AFRICA - 0.7%
 6,125   ArcelorMittal South Africa Ltd.                                  93,236
   167   Kumba Iron Ore Ltd.                                               7,997
                                                                    ------------
                                                                         101,233
                                                                    ------------
         SPAIN - 10.6%
   139   ACS Actividades de Construccion y Servicios SA                    6,192
72,117   Banco de Sabadell SA                                            349,581
33,744   Banco Espanol de Credito SA                                     340,451
52,895   Banco Popular Espanol SA                                        350,823
   435   Banco Santander SA                                                5,669
   328   Enagas                                                            6,858
12,528   Endesa SA                                                       362,285
   169   Fomento de Construcciones y Contratas SA                          5,683
   762   Iberdrola SA                                                      6,150
   275   Repsol YPF SA                                                     6,243
   276   Telefonica SA                                                     6,495
                                                                    ------------
                                                                       1,446,430
                                                                    ------------
         SWITZERLAND - 0.1%
    80   Baloise-Holding AG                                                6,890
    34   Zurich Financial Services AG                                      8,208
                                                                    ------------
                                                                          15,098
                                                                    ------------
         UNITED KINGDOM - 3.0%
 8,832   AstraZeneca PLC                                                 387,710
   717   BP PLC                                                            6,317
   625   Close Brothers Group PLC                                          6,418
   352   GlaxoSmithKline PLC                                               6,506
   247   Royal Dutch Shell PLC - Class A                                   6,731
                                                                    ------------
                                                                         413,682
                                                                    ------------
         UNITED STATES - 22.5%
   224   Alliant Energy Corp.                                              7,085
21,353   Altria Group, Inc.                                              429,622
   283   AT&T, Inc.                                                        7,021
   299   Bristol-Myers Squibb Co.                                          7,329
12,283   CenturyTel, Inc.                                                420,938
13,148   Cincinnati Financial Corp.                                      353,681
   165   Consolidated Edison, Inc.                                         7,054
   168   DTE Energy Co.                                                    7,295
   221   EI du Pont de Nemours & Co.                                       7,452
   203   Entertainment Properties Trust - REIT                             7,759
    90   Essex Property Trust, Inc. - REIT                                 7,731
57,109   Frontier Communications Corp.                                   444,879
   162   Home Properties, Inc. - REIT                                      7,420
   153   Mid-America Apartment Communities, Inc. - REIT                    7,947
20,624   National Retail Properties, Inc. -REIT                          437,641
   211   Nationwide Health Properties, Inc. - REIT                         7,003
21,945   Omega Healthcare Investors, Inc. - REIT                         416,297
25,198   Pepco Holdings, Inc.                                            423,830
   380   Pfizer, Inc.                                                      6,669
   196   SCANA Corp                                                        7,066
   352   Senior Housing Properties Trust - REIT                            7,318
   217   Southern Co.                                                      6,894
   299   Vectren Corp.                                                     6,952
   165   Ventas, Inc. - REIT                                               7,291
   240   Verizon Communications, Inc.                                      6,943
   245   Zenith National Insurance Corp.                                   9,332
                                                                    ------------
                                                                       3,066,449
                                                                    ------------

         TOTAL COMMON STOCKS - 88.6%
         (Cost $12,214,587)                                           12,068,680
                                                                    ------------

         EXCHANGE-TRADED FUNDS - 0.4%
         UNITED STATES - 0.4%
 1,310   iShares MSCI ACWI Index Fund                                     53,605
         (Cost $52,973)                                             ------------


         INCOME TRUSTS - 10.8%
         CANADA - 10.8%
   364   ARC Energy Trust                                                  7,559
   245   Baytex Energy Trust                                               7,777
   315   Enerplus Resources Fund                                           7,028
   528   NAL Oil & Gas Trust                                               6,559
 5,053   Pembina Pipeline Income Fund                                     86,292
24,091   Penn West Energy Trust                                          491,644
30,969   Peyto Energy Trust                                              401,415
   225   Vermilion Energy Trust                                            7,412
82,908   Yellow Pages Income Fund                                        458,879
         (Cost $1,362,719)                                          ------------
                                                                       1,474,565
                                                                    ------------

         TOTAL INVESTMENTS - 99.8%
         (Cost $13,630,279)                                           13,596,850
         Other Assets in excess of Liabilities - 0.2%                     26,959
                                                                    ------------
         NET ASSETS - 100.0%                                        $ 13,623,809
                                                                    ============

ADR -  American Depositary Receipt
AG -   Stock Corporation
NV -   Publicly Traded Company
OJSC - Open Joint Stock Company
OYJ -  Publicly Traded Company
PLC -  Public Limited Company
REIT - Real Estate Investment Trust
SA -   Corporation
SE -   Stock Corporation
SpA -  Limited Share Company

-----------------------------------------------------------------------
          Security of Investments by Sector Classification*
-----------------------------------------------------------------------
Telecommunication Services                                       22.5%
Financials                                                       17.5%
Energy                                                           16.3%
Utilities                                                        15.1%
Industrials                                                       8.3%
Consumer Discretionary                                            6.5%
Health Care                                                       6.1%
Information Technology                                            3.2%
Consumer Staples                                                  3.2%
Materials                                                         0.9%
Exchange-Traded Funds                                             0.4%
-----------------------------------------------------------------------
 * Subject to change daily. Based on total investments. Securities are classified by sectors that represent broad groups of related industries.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                 Net Tax
                          Gross Tax           Gross Tax          Unrealized
Cost of Investments       Unrealized          Unrealized         Depreciation on
for Tax Purposes          Appreciation        Depreciation       Investments
--------------------------------------------------------------------------------
$ 13,714,540              $ 556,895           $ (674,585)        $ (117,690)
--------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                      Level 1      Level 2      Level 3         Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks                  $ 12,069       $    -        $    -      $ 12,069
Exchange-Traded Funds                54                                       54
Income Trusts                     1,474            -             -         1,474
                               --------       ------        ------      --------
Total                          $ 13,597       $    -        $    -      $ 13,597
                               ========       ======        ======      ========

UBD | CLAYMORE U.S. CAPITAL MARKETS BOND ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

PRINCIPAL
   AMOUNT   DESCRIPTION                         RATING (S&P)*       COUPON       MATURITY          VALUE
--------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 21.5%
            BANKING -- 1.8%
$  25,000   Bank of America Corp.                   A               5.625%       10/14/16    $    25,545
    5,000   Bank of America Corp.                   A               5.750%       12/01/17          5,063
    5,000   BB&T Corp.                              A-              5.250%       11/01/19          5,028
   25,000   Wachovia Corp.                          A+              5.250%       08/01/14         26,434
   25,000   Wells Fargo & Co.                       AA-             4.875%       01/12/11         25,994
    5,000   Wells Fargo & Co.                       AA-             5.250%       10/23/12          5,390
                                                                                             -----------
                                                                                                  93,454
                                                                                             -----------

            CONSUMER DISCRETIONARY -- 2.5%
    3,000   CBS Corp.                               BBB-            7.875%       07/30/30          3,221
   12,000   Comcast Cable Communications Holdings,  BBB+            8.375%       03/15/13         13,932
             Inc.
   10,000   COX Communications, Inc.                BBB-            5.450%       12/15/14         10,972
    2,000   Daimler Finance North America LLC       BBB+            8.500%       01/18/31          2,493
    6,000   Historic TW, Inc.                       BBB             9.125%       01/15/13          7,025
   10,000   Home Depot, Inc.                        BBB+            5.200%       03/01/11         10,394
    5,000   Home Depot, Inc.                        BBB+            5.400%       03/01/16          5,363
    2,000   McDonald's Corp.                        A               6.300%       10/15/37          2,204
   10,000   News America, Inc.                      BBB+            6.400%       12/15/35         10,344
    6,000   Omnicom Group, Inc.                     A-              5.900%       04/15/16          6,521
    6,000   Thomson Reuters Corp. (Canada)          A-              5.700%       10/01/14          6,663
    6,000   Time Warner Cable, Inc.                 BBB             5.850%       05/01/17          6,452
   10,000   Time Warner, Inc.                       BBB             6.750%       04/15/11         10,578
    5,000   Time Warner, Inc.                       BBB             7.625%       04/15/31          5,826
    4,000   Viacom, Inc.                            BBB             6.875%       04/30/36          4,287
   20,000   Walt Disney Co.                         A               6.375%       03/01/12         22,040
                                                                                             -----------
                                                                                                 128,315
                                                                                             -----------

            CONSUMER STAPLES -- 1.7%
    6,000   Bottling Group LLC                      A               5.500%       04/01/16          6,632
    7,000   Coca-Cola Enterprises, Inc.             A               8.500%       02/01/22          9,186
   10,000   CVS Caremark Corp.                      BBB+            5.750%       06/01/17         10,785
   10,000   Kimberly-Clark Corp.                    A               6.125%       08/01/17         11,346
   10,000   Kraft Foods, Inc.                       BBB-            5.625%       11/01/11         10,619
    5,000   Kroger Co.                              BBB             6.400%       08/15/17          5,600
   20,000   Procter & Gamble Co.                    AA-             5.550%       03/05/37         20,539
    6,000   SABMiller PLC (United Kingdom) (a)      BBB+            5.500%       08/15/13          6,483
    5,000   Safeway, Inc.                           BBB             5.800%       08/15/12          5,434
                                                                                             -----------
                                                                                                  86,624
                                                                                             -----------

            ENERGY -- 1.3%
   10,000   Anadarko Petroleum Corp.                BBB-            5.950%       09/15/16         10,934
    2,000   Apache Corp.                            A-              6.000%       01/15/37          2,136
   10,000   ConocoPhillips Holding Co.              A               6.950%       04/15/29         11,571
   10,000   Devon Financing Corp. ULC (Canada)      BBB+            6.875%       09/30/11         10,853
    5,000   Enterprise Products Operating LLC       BBB-            5.600%       10/15/14          5,448
    7,000   ONEOK Partners LP                       BBB             6.150%       10/01/16          7,571
    7,000   Transocean, Inc. (Ivory Coast)          BBB+            6.000%       03/15/18          7,587
    3,000   Valero Energy Corp.                     BBB             6.625%       06/15/37          2,878
    5,000   XTO Energy, Inc.                        BBB             6.750%       08/01/37          5,895
                                                                                             -----------
                                                                                                  64,873
                                                                                             -----------

            FINANCIAL -- 6.8%
    5,000   Allstate Corp.                          A-              5.550%       05/09/35          4,819
   10,000   American Express Co.                    BBB+            5.500%       09/12/16         10,428
    6,000   American International Group, Inc.      A-              5.850%       01/16/18          4,845
   10,000   Bear Stearns Cos., LLC                  A+              5.700%       11/15/14         10,987
    5,000   Capital One Financial Corp.             BBB-            6.150%       09/01/16          5,119
    2,000   Chubb Corp.                             A+              6.000%       05/11/37          2,074
   10,000   Citigroup, Inc.                         A               5.300%       10/17/12         10,506
   15,000   Citigroup, Inc.                         A               6.125%       11/21/17         15,173
    5,000   Citigroup, Inc.                         A-              6.625%       06/15/32          4,587
   15,000   General Electric Capital Corp.          AA+             5.375%       10/20/16         15,893
   10,000   General Electric Capital Corp.          AA+             5.875%       02/15/12         10,762
   18,000   General Electric Capital Corp.          AA+             6.750%       03/15/32         18,523
   25,000   Goldman Sachs Group, Inc.               A               6.125%       02/15/33         24,591
    5,000   HSBC Finance Corp.                      A               5.000%       06/30/15          5,246
   25,000   HSBC Finance Corp.                      A               6.375%       10/15/11         26,656
    5,000   Jefferies Group, Inc.                   BBB             6.250%       01/15/36          4,167
    3,000   John Deere Capital Corp.                A               7.000%       03/15/12          3,338
   25,000   JPMorgan Chase & Co.                    A               5.150%       10/01/15         26,465
    3,000   JPMorgan Chase & Co.                    A+              6.000%       01/15/18          3,249
    5,000   Marsh & McLennan Cos., Inc.             BBB-            5.375%       07/15/14          5,240
   15,000   Merrill Lynch & Co., Inc.               A               6.400%       08/28/17         15,617
   10,000   MetLife, Inc.                           A-              5.700%       06/15/35          9,550
   25,000   Morgan Stanley                          A-              4.750%       04/01/14         25,412
    9,000   Morgan Stanley                          A               5.300%       03/01/13          9,579
   35,000   National Rural Utilities Cooperative    A               7.250%       03/01/12         38,782
             Finance Corp.
    5,000   Principal Financial Group, Inc.         BBB+            6.050%       10/15/36          4,669
    5,000   Prologis                                BBB-            5.625%       11/15/16          4,868
    6,000   Prudential Financial, Inc.              A               6.000%       12/01/17          6,346
    5,000   Realty Income Corp.                     BBB             6.750%       08/15/19          5,101
    5,000   Simon Property Group LP                 A-              5.250%       12/01/16          5,040
    5,000   Swiss Re Insurance Solutions Holding    A-              7.000%       02/15/26          5,128
             Corp.
    5,000   Travelers Cos., Inc.                    A-              6.250%       06/15/37          5,318
                                                                                             -----------
                                                                                                 348,078
                                                                                             -----------

            GAS TRANSMISSION -- 0.5%
    2,000   Energy Transfer Partners LP             BBB-            6.625%       10/15/36          2,003
   10,000   Kinder Morgan Energy Partners LP        BBB             5.000%       12/15/13         10,791
    5,000   Spectra Energy Capital LLC              BBB             8.000%       10/01/19          5,960
    3,000   Williams Cos., Inc.                     BB+             8.750%       03/15/32          3,793
                                                                                             -----------
                                                                                                  22,547
                                                                                             -----------

            HEALTH CARE -- 1.9%
   10,000   Abbott Laboratories                     AA              5.875%       05/15/16         11,340
    6,000   Aetna, Inc.                             A-              6.000%       06/15/16          6,617
   10,000   Bristol-Myers Squibb Co.                A+              5.875%       11/15/36         10,478
    5,000   CIGNA Corp.                             BBB             7.875%       05/15/27          5,698
    4,000   Humana, Inc.                            BBB-            6.450%       06/01/16          4,230
   25,000   Merck & Co, Inc.                        AA-             4.750%       03/01/15         27,290
    7,000   Merck & Co, Inc.                        AA-             6.000%       09/15/17          7,955
    4,000   Teva Pharmaceutical Finance Co. LLC     BBB+            6.150%       02/01/36          4,208
   10,000   WellPoint, Inc.                         A-              5.250%       01/15/16         10,693
   10,000   Wyeth                                   AA              5.950%       04/01/37         10,557
                                                                                             -----------
                                                                                                  99,066
                                                                                             -----------

            INDUSTRIALS -- 0.4%
    5,000   Caterpillar, Inc.                       A               6.050%       08/15/36          5,337
    5,000   Lockheed Martin Corp.                   A-              6.150%       09/01/36          5,356
   10,000   United Technologies Corp.               A               4.875%       05/01/15         10,971
                                                                                             -----------
                                                                                                  21,664
                                                                                             -----------

            INFORMATION TECHNOLOGY -- 0.9%
    2,000   Cisco Systems, Inc.                     A+              5.500%       02/22/16          2,255
   35,000   International Business Machines Corp.   A+              4.750%       11/29/12         38,155
    6,000   Oracle Corp.                            A               5.250%       01/15/16          6,661
                                                                                             -----------
                                                                                                  47,071
                                                                                             -----------

            RAIL TRANSPORTATION -- 0.2%
    4,000   CSX Corp.                               BBB-            6.150%       05/01/37          4,107
    4,000   Norfolk Southern Corp.                  BBB+            7.050%       05/01/37          4,673
                                                                                             -----------
                                                                                                   8,780
                                                                                             -----------

            SPECIAL PURPOSE -- 0.1%
    6,000   Western Union Co.                       A-              5.930%       10/01/16          6,641
                                                                                             -----------

            TELECOMMUNICATIONS -- 1.3%
   25,000   AT&T, Inc.                              A               5.100%       09/15/14         27,217
    5,000   AT&T, Inc.                              A               5.625%       06/15/16          5,493
    5,000   Embarq Corp.                            BBB-            7.082%       06/01/16          5,512
   18,000   Verizon Global Funding Corp.            A               7.375%       09/01/12         20,477
    5,000   Verizon Global Funding Corp.            A               7.750%       12/01/30          5,956
                                                                                             -----------
                                                                                                  64,655
                                                                                             -----------

            UTILITY -- 2.1%
   13,000   Arizona Public Service Co.              BBB-            6.375%       10/15/11         13,896
    7,000   Commonwealth Edison Co.                 A-              5.950%       08/15/16          7,751
    7,000   Consolidated Edison Co. of New York,    A-              5.500%       09/15/16          7,814
             Inc.
    7,000   Constellation Energy Group, Inc.        BBB-            4.550%       06/15/15          7,200
    5,000   Duke Energy Ohio, Inc.                  A-              5.700%       09/15/12          5,466
    4,000   Energy East Corp.                       A-              6.750%       07/15/36          4,406
    5,000   FirstEnergy Corp.                       BB+             7.375%       11/15/31          5,407
    5,000   Indiana Michigan Power Co.              BBB             6.050%       03/15/37          5,080
   10,000   Midamerican Energy Holdings Co.         BBB+            6.125%       04/01/36         10,257
    5,000   Pacific Gas & Electric Co.              BBB+            6.050%       03/01/34          5,207
    7,000   Pepco Holdings, Inc.                    BBB-            6.450%       08/15/12          7,563
    3,000   Progress Energy, Inc.                   BBB             6.850%       04/15/12          3,302
   13,000   Progress Energy, Inc.                   BBB             7.100%       03/01/11         13,714
    7,000   Southern Power Co.                      BBB+            4.875%       07/15/15          7,523
    5,000   Virginia Electric and Power Co.         A-              6.000%       05/15/37          5,220
                                                                                             -----------
                                                                                                 109,806
                                                                                             -----------
            TOTAL CORPORATE BONDS - 21.5%
            (Cost $1,050,236)                                                                  1,101,574
                                                                                             -----------

            U.S. GOVERNMENT AND AGENCY SECURITIES - 71.2%
            MORTGAGE BACKED SECURITIES-- 36.2%
  240,000   Fannie Mae (b)                          NR              4.500%            TBA        249,825
  110,000   Fannie Mae (b)                          NR              5.000%            TBA        114,091
  310,000   Fannie Mae (b)                          NR              5.500%            TBA        326,469
  250,000   Fannie Mae (b)                          NR              6.500%            TBA        266,875
  250,000   Freddie Mac (b)                         NR              5.500%            TBA        264,336
  340,000   Freddie Mac (b)                         NR              6.000%            TBA        363,853
  260,000   Ginnie Mae (b)                          NR              5.500%            TBA        275,072
                                                                                             -----------
                                                                                               1,860,521
                                                                                             -----------

            U.S. GOVERNMENT AGENCY SECURITIES -- 4.7%
   10,000   Fannie Mae                              AAA             5.500%       03/15/11         10,522
   24,000   Fannie Mae                              AAA             5.625%       07/15/37         25,870
   35,000   Fannie Mae                              AAA             6.000%       05/15/11         37,324
    3,000   Fannie Mae                              AAA             6.625%       11/15/30          3,678
   20,000   Fannie Mae                              AAA             7.250%       05/15/30         26,069
   12,000   Federal Farm Credit Bank                AAA             3.875%       10/07/13         12,839
    5,000   Federal Home Loan Bank System           AAA             3.125%       12/13/13          5,189
   20,000   Federal Home Loan Bank System           AAA             4.750%       12/16/16         21,866
   15,000   Federal Home Loan Bank System           AAA             4.875%       11/18/11         16,032
   10,000   Federal Home Loan Bank System           AAA             5.000%       11/17/17         11,019
   10,000   Federal Home Loan Bank System           AAA             5.750%       05/15/12         11,020
   12,000   Freddie Mac                             AAA             4.500%       01/15/13         13,040
    3,000   Freddie Mac                             AAA             4.500%       01/15/14          3,272
   16,000   Freddie Mac                             AAA             5.125%       07/15/12         17,504
   22,000   Tennessee Valley Authority              AAA             6.750%       11/01/25         26,539
                                                                                             -----------
                                                                                                 241,783
                                                                                             -----------

            U.S. TREASURY SECURITIES-- 30.3%
   18,000   United States Treasury Note/Bond        NR              0.875%       03/31/11         18,098
   10,000   United States Treasury Note/Bond        NR              0.875%       04/30/11         10,056
   10,000   United States Treasury Note/Bond        NR              0.875%       05/31/11         10,059
   10,000   United States Treasury Note/Bond        NR              1.125%       06/30/11         10,091
   10,000   United States Treasury Note/Bond        NR              1.000%       07/31/11         10,073
   20,000   United States Treasury Note/Bond        NR              5.000%       08/15/11         21,326
   10,000   United States Treasury Note/Bond        NR              1.000%       08/31/11         10,069
   10,000   United States Treasury Note/Bond        NR              1.000%       09/30/11         10,066
   10,000   United States Treasury Note/Bond        NR              1.000%       10/31/11         10,062
   10,000   United States Treasury Note/Bond        NR              1.750%       11/15/11         10,187
   10,000   United States Treasury Note/Bond        NR              0.750%       11/30/11         10,014
   10,000   United States Treasury Note/Bond        NR              1.000%       12/31/11         10,050
   20,000   United States Treasury Note/Bond        NR              4.875%       02/15/12         21,596
   18,000   United States Treasury Note/Bond        NR              1.375%       05/15/12         18,183
   14,000   United States Treasury Note/Bond        NR              1.875%       06/15/12         14,293
   10,000   United States Treasury Note/Bond        NR              1.500%       07/15/12         10,122
   43,000   United States Treasury Note/Bond        NR              1.750%       08/15/12         43,739
   47,000   United States Treasury Note/Bond        NR              1.375%       09/15/12         47,323
   15,000   United States Treasury Note/Bond        NR              4.250%       09/30/12         16,207
   47,000   United States Treasury Note/Bond        NR              1.375%       10/15/12         47,283
   61,000   United States Treasury Note/Bond        NR              1.375%       11/15/12         61,291
   15,000   United States Treasury Note/Bond        NR              4.000%       11/15/12         16,144
   59,000   United States Treasury Note/Bond        NR              1.125%       12/15/12         58,829
   40,000   United States Treasury Note/Bond        NR              2.875%       01/31/13         41,838
    8,000   United States Treasury Note/Bond        NR              3.875%       02/15/13          8,605
   25,000   United States Treasury Note/Bond        NR              3.625%       05/15/13         26,742
   26,000   United States Treasury Note/Bond        NR              4.250%       11/15/13         28,450
   36,000   United States Treasury Note/Bond        NR              4.000%       02/15/14         39,094
  234,000   United States Treasury Note/Bond        NR              2.625%       07/31/14        239,978
   25,000   United States Treasury Note/Bond        NR              4.250%       08/15/14         27,451
   41,000   United States Treasury Note/Bond        NR              5.125%       05/15/16         46,602
   31,000   United States Treasury Note/Bond        NR              4.625%       11/15/16         34,282
   31,000   United States Treasury Note/Bond        NR              4.750%       08/15/17         34,403
    5,000   United States Treasury Note/Bond        NR              4.250%       11/15/17          5,361
   73,000   United States Treasury Note/Bond        NR              3.500%       02/15/18         74,249
   18,000   United States Treasury Note/Bond        NR              9.125%       05/15/18         25,627
   54,000   United States Treasury Note/Bond        NR              4.000%       08/15/18         56,447
   47,000   United States Treasury Note/Bond        NR              3.750%       11/15/18         48,102
   24,000   United States Treasury Note/Bond        NR              2.750%       02/15/19         22,641
   25,000   United States Treasury Note/Bond        NR              8.875%       02/15/19         35,461
   18,000   United States Treasury Note/Bond        NR              3.125%       05/15/19         17,433
   14,000   United States Treasury Note/Bond        NR              3.625%       08/15/19         14,070
   10,000   United States Treasury Note/Bond        NR              3.375%       11/15/19          9,826
   21,000   United States Treasury Note/Bond        NR              8.750%       08/15/20         30,217
    3,000   United States Treasury Note/Bond        NR              7.875%       02/15/21          4,106
   22,000   United States Treasury Note/Bond        NR              8.000%       11/15/21         30,515
   17,000   United States Treasury Note/Bond        NR              6.250%       08/15/23         20,761
   15,000   United States Treasury Note/Bond        NR              7.500%       11/15/24         20,496
   18,000   United States Treasury Note/Bond        NR              6.625%       02/15/27         23,040
   23,000   United States Treasury Note/Bond        NR              6.375%       08/15/27         28,786
    6,000   United States Treasury Note/Bond        NR              6.125%       08/15/29          7,374
   15,000   United States Treasury Note/Bond        NR              4.500%       02/15/36         15,082
   17,000   United States Treasury Note/Bond        NR              4.500%       05/15/38         16,997
   26,000   United States Treasury Note/Bond        NR              4.500%       08/15/39         25,882
                                                                                             -----------
                                                                                               1,555,079
                                                                                             -----------
            TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES - 71.2%
            (Cost $3,636,469)                                                                  3,657,383
                                                                                             -----------

            TOTAL INVESTMENTS - 92.7%
            (Cost $4,686,705)                                                                  4,758,957
            Other Assets in excess of Liabilities - 7.3%                                         374,489
                                                                                             -----------
            NET ASSETS - 100.0%                                                              $ 5,133,446
                                                                                             ===========

LLC - Limited Liability Company
LP -  Limited Partnership
PLC-  Public Limited Company
TBA - To be announced; maturity date has not yet been established. ULC - Unlimited Liability Company

(a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2010 this security amounted to $6,483 which represents 0.1% of net assets.

(b)  When-Issued Security.

Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa.

----------------------------------------------------
                Country Allocation*
----------------------------------------------------
United States                                 99.3%
Canada                                         0.4%
Ivory Coast                                    0.2%
United Kingdom                                 0.1%
----------------------------------------------------
* Subject to change daily. Based on total investments.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                 Net Tax
                          Gross Tax           Gross Tax          Unrealized
Cost of Investments       Unrealized          Unrealized         Appreciation on
for Tax Purposes          Appreciation        Depreciation       Investments
--------------------------------------------------------------------------------
$ 4,686,899               $ 81,624            $ (9,566)          $ 72,058
--------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                                   Level 1     Level 2    Level 3       Total
----------------------------------------------------------------------------------------
(value in $000s)
Assets:
Corporate Bonds:                               $    -     $ 1,102     $    -     $ 1,102
Mortgage Backed Securities                          -       1,860          -       1,860
United States Government Agency Securities          -         242          -         242
United States Treasury Securities                   -       1,555          -       1,555
                                               ------     -------     ------     -------
Total                                          $    -     $ 4,759     $    -     $ 4,759
                                               ======     =======     ======     =======

ULQ | CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

PRINCIPAL                                           RATING    YIELD/
   AMOUNT    DESCRIPTION                            (S&P)*    COUPON   MATURITY              VALUE
------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENTS  - 91.6%
             COMMERCIAL PAPER - 40.8%
$ 400,000    Autobahn Funding Corp.                  A-1+     0.192%   03/12/2010         $    399,952
  500,000    Banco Bilbao Vizcaya Argentaria SA      A-1+     0.244%   03/19/2010              499,960
  400,000    Bank of America Corp.                   A-1+     0.227%   06/01/2010              399,800
  400,000    Bank of Ireland                         A-1+     0.494%   04/21/2010              399,880
  400,000    Calyon North America, Inc.              A-1+     0.205%   04/13/2010              399,912
  400,000    CBA Finance                             A-1+     0.176%   04/06/2010              399,960
  400,000    Commerzbank US Finance, Inc.            A-1+     0.218%   05/03/2010              399,852
  425,000    Crown Point Capital Co.                 A-1+     0.336%   03/09/2010              424,962
  400,000    Danske Corp.                            A-1+     0.198%   04/15/2010              399,892
  260,000    Govco, Inc.                             A-1+     0.194%   03/10/2010              259,974
  120,000    Lloyds TSB Bank                         A-1+     0.205%   03/19/2010              119,988
  400,000    Manhattan Asset Funding                 A-1+     0.210%   05/20/2010              399,676
  400,000    Nationwide Building Society             A-1+     0.197%   03/15/2010              399,968
  400,000    Natixis                                 A-1+     0.221%   03/12/2010              399,972
  400,000    Surrey Funding Corp.                    A-1+     0.198%   04/14/2010              399,844
  400,000    Unicredito Italiano Bank                A-1+     0.206%   03/08/2010              399,984
                                                                                          ------------
                                                                                             6,103,576
                                                                                          ------------
             CORPORATE BONDS - 18.5%
  200,000    Bank of America Corp.                   A        4.375%   12/01/2010              205,291
  300,000    Bank of America N.A., Series MTN        AAA      1.700%   12/23/2010              302,869
  275,000    Capital One Bank N.A.                   BBB+     5.750%   09/15/2010              281,526
  300,000    Duke Energy Carolinas LLC, Series D     NR       7.375%   03/01/2010              300,000
  200,000    General Electric Capital Corp.,         AA+      4.875%   10/21/2010              205,495
              Series MTN
  300,000    General Electric Capital Corp.          AAA      1.625%   01/07/2011              303,313
  150,000    JPMorgan Chase & Co.                    A+       4.500%   11/15/2010              154,130
  300,000    JPMorgan Chase & Co.                    AAA      2.625%   12/01/2010              305,475
   98,000    Morgan Stanley                          A        4.250%   05/15/2010               98,638
  300,000    Morgan Stanley                          AAA      2.900%   12/01/2010              305,612
  300,000    Regions Bank, Series MTN                AAA      2.750%   12/10/2010              306,009
                                                                                          ------------
                                                                                             2,768,358
                                                                                          ------------

             U.S. GOVERNMENT AND AGENCY SECURITIES  - 32.3%
  252,000    Fannie Mae                              AAA      4.750%   12/15/2010              260,682
  100,000    Fannie Mae Discount Notes, Series BB     NR      0.256%   10/07/2010               99,841
  125,000    Federal Home Loan Banks, Series 2       AAA      3.000%   12/10/2010              127,543
  300,000    Federal Home Loan Banks Discount Notes   NR      0.145%   06/15/2010              299,903
  550,000    Freddie Mac Discount Notes               NR      0.218%   03/15/2010              549,987
  325,000    Freddie Mac Discount Notes, Series RB    NR      0.138%   05/04/2010              324,942
  590,000    United States Treasury Bill              NR      0.024%   03/11/2010              589,989
  300,000    United States Treasury Bill              NR      0.062%   04/29/2010              299,950
1,000,000    United States Treasury Bill              NR      0.131%   07/29/2010              999,346
  300,000    United States Treasury Bill              NR      0.159%   08/05/2010              299,795
  500,000    United States Treasury Bill              NR      0.343%   12/16/2010              498,993
   62,000    United States Treasury Note              NR      2.875%   06/30/2010               62,560
  400,000    United States Treasury Note              NR      2.375%   08/31/2010              404,312
                                                                                          ------------
                                                                                             4,817,843
                                                                                          ------------
             TOTAL SHORT-TERM INVESTMENTS - 91.6%
             (Cost $13,688,249)                                                             13,689,777
                                                                                          ------------

             TOTAL INVESTMENTS - 91.6%
             (Cost $13,688,249)                                                             13,689,777
             Other Assets in excess of Liabilities - 8.4%                                    1,256,756
                                                                                          ------------
             NET ASSETS - 100.0%                                                          $ 14,946,533
                                                                                          ============

LLC -  Limited Liability Company
N.A. - National Association
SA -   Stock Company

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, United States Treasury Securities have an implied rating of AAA/Aaa from Standard and Poor's and Moody's, respectively.

-------------------------------------------
             Country Allocation*
-------------------------------------------
United States                        100.0%
-------------------------------------------
*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                 Net Tax
                          Gross Tax           Gross Tax          Unrealized
Cost of Investments       Unrealized          Unrealized         Appreciation on
for Tax Purposes          Appreciation        Depreciation       Investments
--------------------------------------------------------------------------------
$13,688,249               $ 2,959             $ (1,431)          $ 1,528
--------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                                   Level 1      Level 2     Level 3        Total
-------------------------------------------------------------------------------------------
(value in $000s)
Assets:
Short-Term Investments:
     Commercial Paper                          $    -     $  6,104      $    -     $  6,104
     Corporate Bonds                                -        2,768           -        2,768
     U.S. Government and Agency Securities          -        4,818           -        4,818
                                               ------     --------      ------     --------
Total                                          $    -     $ 13,690      $    -     $ 13,690
                                               ======     ========      ======     ========

IRO | CLAYMORE/ZACKS DIVIDEND ROTATION ETF
PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2010 (UNAUDITED)

NUMBER
OF
SHARES                       DESCRIPTION                                   VALUE
--------------------------------------------------------------------------------
          COMMON STOCKS  - 96.1%
          CONSUMER DISCRETIONARY - 10.5%
   248    Advance Auto Parts, Inc.                                   $    10,118
 2,695    Brinker International, Inc.                                     48,806
 1,339    Burger King Holdings, Inc.                                      23,955
 2,682    Cato Corp. - Class A                                            52,567
 3,098    Corus Entertainment, Inc. - Class B (Canada)                    52,821
 2,632    CSS Industries, Inc.                                            44,428
21,255    Dover Downs Gaming & Entertainment, Inc.                        78,431
   950    Family Dollar Stores, Inc.                                      31,341
 1,009    Gannett Co., Inc.                                               15,286
 2,094    H&R Block, Inc.                                                 36,184
 1,329    Macy's, Inc.                                                    25,450
 1,207    Time Warner, Inc.                                               35,051
   908    Tupperware Brands Corp.                                         42,431
   754    VF Corp.                                                        58,345
 1,006    Wolverine World Wide, Inc.                                      27,735
                                                                     -----------
                                                                         582,949
                                                                     -----------
          CONSUMER STAPLES - 7.5%
   815    Archer-Daniels-Midland Co.                                      23,928
   482    Coca-Cola Bottling Co. Consolidated                             26,823
 1,115    Kimberly-Clark Corp.                                            67,725
 2,434    Kraft Foods, Inc. - Class A                                     69,199
 1,300    Kroger Co. (The)                                                28,730
   907    Lorillard, Inc.                                                 66,247
   704    Molson Coors Brewing Co. - Class B                              28,428
 2,062    Reynolds American, Inc.                                        108,874
                                                                     -----------
                                                                         419,954
                                                                     -----------
          ENERGY - 1.5%
 1,436    Holly Corp.                                                     36,876
 1,971    Southern Union Co.                                              47,186
                                                                     -----------
                                                                          84,062
                                                                     -----------
          FINANCIALS - 26.9%
11,467    Advance America Cash Advance Centers, Inc.                      71,898
   762    Aflac, Inc.                                                     37,681
 5,262    Brookfield Properties Corp. (Canada)                            72,984
 3,358    Bryn Mawr Bank Corp.                                            58,362
   923    Chubb Corp.                                                     46,575
 3,194    Community Bank System, Inc.                                     71,578
 1,099    Delphi Financial Group, Inc. - Class A                          23,442
 3,416    Douglas Emmett, Inc. - REIT                                     48,131
 2,106    Federated Investors, Inc. - Class B                             52,671
 5,585    Flushing Financial Corp.                                        70,874
 3,143    German American Bancorp, Inc.                                   49,754
 4,747    Hudson City Bancorp, Inc.                                       64,179
 2,191    Independent Bank Corp.                                          53,855
12,803    Inland Real Estate Corp. - REIT                                107,545
17,556    NGP Capital Resources Co.                                      144,486
 8,158    OneBeacon Insurance Group Ltd. - Class A (Bermuda)             123,757
   480    PartnerRe Ltd. (Bermuda)                                        38,213
 4,620    ProLogis - REIT                                                 59,552
   531    RenaissanceRe Holdings Ltd. (Bermuda)                           29,396
 3,138    Republic Bancorp, Inc. - Class A                                52,938
 1,738    Safety Insurance Group, Inc.                                    64,549
 2,772    Selective Insurance Group                                       44,934
   847    Travelers Cos, Inc. (The)                                       44,544
11,313    Trustco Bank Corp.                                              68,444
                                                                     -----------
                                                                       1,500,342
                                                                     -----------
          HEALTH CARE - 4.3%
 2,268    Eli Lilly & Co.                                                 77,883
   674    Johnson & Johnson                                               42,462
   470    Medicis Pharmaceutical Corp. - Class A                          10,575
 1,692    Merck & Co., Inc.                                               62,401
 2,794    Pfizer, Inc.                                                    49,035
                                                                     -----------
                                                                         242,356
                                                                     -----------
          INDUSTRIALS - 9.4%
 5,631    Deluxe Corp.                                                   101,076
   378    Goodrich Corp.                                                  24,808
 1,152    Honeywell International, Inc.                                   46,264
   641    Lockheed Martin Corp.                                           49,844
   787    Northrop Grumman Corp.                                          48,212
 3,997    Pitney Bowes, Inc.                                              91,531
 3,040    RR Donnelley & Sons Co.                                         60,466
 1,151    Skywest, Inc.                                                   16,989
 4,206    Textainer Group Holdings Ltd. (Bermuda)                         86,854
                                                                     -----------
                                                                         526,044
                                                                     -----------
          INFORMATION TECHNOLOGY - 1.8%
   494    Black Box Corp.                                                 14,291
   231    Hewlett-Packard Co.                                             11,732
11,771    United Online, Inc.                                             73,686
                                                                     -----------
                                                                          99,709
                                                                     -----------
          MATERIALS - 4.3%
   465    Compass Minerals International, Inc.                            35,121
   884    Eastman Chemical Co.                                            52,642
 1,024    International Flavors & Fragrances, Inc.                        43,121
   247    NewMarket Corp.                                                 21,995
 1,971    Sealed Air Corp.                                                40,268
 1,653    Sensient Technologies Corp.                                     43,672
                                                                     -----------
                                                                         236,819
                                                                     -----------
          UTILITIES - 29.9%
 1,816    AGL Resources, Inc.                                             65,975
 3,826    Ameren Corp.                                                    94,540
 1,959    American Electric Power Co., Inc.                               65,862
 2,224    Atmos Energy Corp.                                              61,071
 5,174    CenterPoint Energy, Inc.                                        69,228
 2,327    Chesapeake Utilities Corp.                                      69,717
 2,968    CMS Energy Corp.                                                45,321
 1,626    Consolidated Edison, Inc.                                       69,511
 1,497    Constellation Energy Group, Inc.                                52,500
 1,648    Dominion Resources, Inc.                                        62,608
 2,118    DPL, Inc.                                                       56,212
 1,950    DTE Energy Co.                                                  84,669
 4,598    Duke Energy Corp.                                               75,177
 1,825    Edison International                                            59,550
   648    Entergy Corp.                                                   49,229
 1,240    Exelon Corp.                                                    53,692
 1,446    FirstEnergy Corp.                                               55,888
 1,715    IDACORP, Inc.                                                   56,646
 2,038    Northeast Utilities                                             52,173
 1,517    PG&E Corp.                                                      63,593
 4,344    Portland General Electric Co.                                   78,149
 2,559    PPL Corp.                                                       72,880
 2,325    Public Service Enterprise Group, Inc.                           69,099
   995    Sempra Energy                                                   48,924
 2,171    UGI Corp.                                                       54,384
 3,711    Xcel Energy, Inc.                                               77,226
                                                                     -----------
                                                                       1,663,824
                                                                     -----------

          TOTAL COMMON STOCK - 96.1%                                   5,356,059
          (Cost $5,393,242)                                          -----------


          MASTER LIMITED PARTNERSHIP - 3.5%
          ENERGY - 3.5%
 2,470    Alliance Resource Partners LP                                  102,530
 1,408    Sunoco Logistics Partners LP                                    95,547
          (Cost $205,109)                                            -----------
                                                                         198,077
                                                                     -----------

          EXCHANGE-TRADED FUNDS - 0.1%
    55    SPDR S&P 500 ETF Trust                                           6,092
          (Cost $6,067)                                              -----------


          TOTAL INVESTMENTS - 99.7%
          (Cost $5,604,418)                                            5,560,228
          Other Assets in excess of Liabilities - 0.3%                    14,104
                                                                     -----------
          NET ASSETS - 100.0%                                        $ 5,574,332
                                                                     ===========


LP -   Limited Partnership
REIT - Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.

-------------------------------------------------------------------------
                           Country Allocation*
-------------------------------------------------------------------------
                                                   % of Total Investments
-------------------------------------------------------------------------
United States                                                       92.7%
Bermuda                                                              5.0%
Canada                                                               2.3%
-------------------------------------------------------------------------
*As a percentage of total investments. Subject to change daily.

See previously submitted notes to financial statements for the period ending November 30, 2009.

At February 28, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

                                                                 Net Tax
                          Gross Tax           Gross Tax          Unrealized
Cost of Investments       Unrealized          Unrealized         Appreciation on
for Tax Purposes          Appreciation        Depreciation       Investments
--------------------------------------------------------------------------------
$ 5,637,514               $ 124,725           $ (202,011)        $ (77,286)
--------------------------------------------------------------------------------

In accordance with ASC 820, Fair Value Measurements and Disclosures (formerly known as the Statement of Financial Accounting Standard ("FAS") No. 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of February 28, 2010.

Description                    Level 1      Level 2       Level 3          Total
--------------------------------------------------------------------------------
(value in $000s)
Assets:
Common Stocks                  $ 5,356       $    -        $    -        $ 5,356
Master Limited Partnerships        198            -             -            198
Exchange-Traded Funds                6            -             -              6
                               -------       ------        ------        -------
Total                          $ 5,560       $    -        $    -        $ 5,560
                               =======       ======        ======        =======

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

     (b) There was no change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust
--------------------------------------------------------------------------------

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Thomas Futrell
    ----------------------------------------------------------------------------
        J. Thomas Futrell
        Chief Executive Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------

By: /s/ Steven M. Hill
    ----------------------------------------------------------------------------
        Steven M. Hill
        Treasurer and Chief Financial Officer

Date: April 29, 2010
    ----------------------------------------------------------------------------